UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund Annual Report September 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Real Return Fund	2.52%	0.25%	2.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund, on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$12,591	Fidelity® Strategic Real Return Fund
$14,662	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending September 30, 2017, the Fidelity Strategic Real Return Composite Index℠ gained 1.17%. Of the asset classes represented in this index, floating-rate bank loans were the strongest performers, benefiting from investors’ expectation for higher interest rates. In this environment, the S&P LSTA Leveraged Performing Loan Index gained 5.41%. Meanwhile, real estate bonds, as measured by the BofA Merrill Lynch℠ US Real Estate Index, were up 2.09% for the period, while real estate equities, as measured by the Dow Jones US Select Real Estate Securities Index℠, returned -0.83%, due largely to the poor results of retail-focused real estate investment trusts, whose tenants have struggled amid competition from online retailers. Commodities lost modest ground. The Bloomberg Commodity Index Total Return℠ returned -0.29%, with strong performance in the first half of the period balanced by weaker results in the second six months, due in part to sluggish energy pricing that also led to limited expectations for future inflation. Accordingly, for the 12 months, TIPS (Treasury Inflation-Protected Securities), as measured by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series L) returned -0.73%.

Comments from Co-Lead Portfolio Manager Ford O’Neil:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained between roughly 1.5% and 2.5%, outperforming the 1.17% return of the Fidelity Strategic Real Return Composite Index℠ as well as the broader market for TIPS (Treasury Inflation-Protected Securities), which returned -0.73%, according to the Bloomberg Barclays Treasury TIPS index. Our biggest relative performance driver was good security selection within the fund’s subportfolios, especially real estate income and commodities. Overall, the fund’s asset allocation was only slightly positive – a reflection of our decision to keep the fund more or less neutrally positioned. In the fund’s real estate income subportfolio – which consists of a mix of income-oriented real estate stocks and bonds – the fund saw particularly favorable results from an equity position in Stanley-Martin Communities, which was acquired for a premium price during the period, and from several strong-performing CMBS (commercial mortgage-backed securities). Within commodities, the fund benefited from effective positioning in the energy and agricultural areas. Elsewhere, the fund was modestly helped by its real estate equity subportfolio, where security selection among data-center, hotel and health care REITs was especially positive. Stock picks in the retail category hampered results, although that impact was essentially offset by a decision to underweight this weak-performing category. The fund’s TIPS (Treasury Inflation-Protected Securities) allocation was minimally positive – a very slight underweighting in the category was counterbalanced by slight underperformance from the specific securities we chose to hold.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of September 30, 2017
Commodity-Linked Notes and related investments*	25.0%
Inflation-protected Investments	28.2%
Floating Rate High Yield**	26.2%
Real Estate Investments	19.5%
Cash and Cash Equivalents	1.2%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

As of March 31, 2017
Commodity-Linked Notes and related investments*	24.6%
Inflation-protected Investments	27.6%
Floating Rate High Yield**	27.3%
Real Estate Investments	19.2%
Cash and Cash Equivalents	1.1%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	28.2%
AAA	0.1%
AA	0.3%
A	0.3%
BBB	1.5%
BB and Below	22.2%
Not Rated	3.9%
Equities*	40.4%
Short-Term Investments and Net Other Assets	3.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 25.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.6%
AAA	0.1%
AA	0.4%
A	0.2%
BBB	1.4%
BB and Below	25.0%
Not Rated	2.7%
Equities*	39.9%
Short-Term Investments and Net Other Assets	2.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017*,**
Stocks	15.4%
U.S. Government and U.S. Government Agency Obligations	28.2%
Corporate Bonds	2.4%
Asset-Backed Securities	0.6%
Bank Loan Obligations	23.5%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	25.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 3.3%

 ** U.S. Treasury Inflation-Indexed Securities - 28.2%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 25.0%

As of March 31, 2017*,**
Stocks	15.3%
U.S. Government and U.S. Government Agency Obligations	27.6%
Corporate Bonds	2.0%
Asset-Backed Securities	0.5%
Bank Loan Obligations	25.5%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	24.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 3.5%

 ** U.S. Treasury Inflation-Indexed Securities - 27.6%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments September 30, 2017

Showing Percentage of Net Assets

Corporate Bonds - 1.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.6%
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts - 0.5%
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22		$280,000	$281,750
IAS Operating Partnership LP 5% 3/15/18 (b)		1,020,000	1,030,200
Redwood Trust, Inc. 4.625% 4/15/18		350,000	352,406
Resource Capital Corp.:
4.5% 8/15/22		80,000	83,100
6% 12/1/18		90,000	91,800
8% 1/15/20		300,000	313,770
RWT Holdings, Inc. 5.625% 11/15/19		690,000	710,700
Starwood Property Trust, Inc. 4.375% 4/1/23		240,000	242,700
Western Asset Mortgage Capital Corp. 6.75% 10/1/22		330,000	330,206
			3,436,632
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33		1,240,000	1,140,800

TOTAL CONVERTIBLE BONDS			4,577,432

Nonconvertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		460,527	544,856
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (b)		135,000	133,650
6.875% 2/15/21 (b)		215,000	219,300
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (b)(c)		115,000	115,000
6.75% 3/15/25		95,000	100,045
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	188,100
CalAtlantic Group, Inc. 5.875% 11/15/24		120,000	131,100
KB Home 8% 3/15/20		140,000	157,469
Lennar Corp. 4.5% 4/30/24		55,000	56,638
M/I Homes, Inc. 5.625% 8/1/25 (b)		45,000	45,956
Meritage Homes Corp.:
5.125% 6/6/27		80,000	80,200
7% 4/1/22		470,000	536,975
New Home Co. LLC 7.25% 4/1/22		150,000	154,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	148,400
TRI Pointe Homes, Inc. 5.25% 6/1/27		80,000	81,300
			2,149,008
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,913
TOTAL CONSUMER DISCRETIONARY			2,740,777
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25		105,000	92,400
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		35,000	37,198
			129,598
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (b)		55,000	54,038
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	123,389
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)		25,000	26,313
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	57,747
Care Capital Properties LP 5.125% 8/15/26		107,000	109,759
CBL & Associates LP 5.95% 12/15/26		132,000	133,569
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		80,000	82,328
DDR Corp. 4.625% 7/15/22		34,000	36,024
Equinix, Inc. 5.375% 5/15/27		105,000	114,056
HCP, Inc. 4.25% 11/15/23		108,000	114,619
Healthcare Realty Trust, Inc. 3.75% 4/15/23		192,000	195,233
Hospitality Properties Trust 6.7% 1/15/18		189,000	189,718
iStar Financial, Inc.:
4.625% 9/15/20		105,000	107,363
5.25% 9/15/22		65,000	65,975
6% 4/1/22		135,000	139,725
7.125% 2/15/18		265,000	269,982
Lexington Corporate Properties Trust:
4.25% 6/15/23		500,000	504,201
4.4% 6/15/24		35,000	35,229
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		95,000	97,375
6.375% 2/15/22		170,000	175,491
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		53,000	54,612
4.5% 4/1/27		83,000	82,916
4.75% 1/15/28		67,000	67,238
Potlatch Corp. 7.5% 11/1/19		189,000	205,538
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	210,544
SBA Communications Corp. 4% 10/1/22 (b)(c)		40,000	40,200
Select Income REIT 4.25% 5/15/24		80,000	80,250
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,337
4.75% 5/1/24		271,000	283,091
6.75% 4/15/20		134,000	144,429
Vornado Realty LP 2.5% 6/30/19		57,000	57,340
			3,773,889
Real Estate Management & Development - 0.2%
CBRE Group, Inc.:
5% 3/15/23		270,000	279,760
5.25% 3/15/25		120,000	131,543
Howard Hughes Corp. 5.375% 3/15/25 (b)		265,000	270,300
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	113,300
Mattamy Group Corp. 6.5% 10/1/25 (b)		75,000	76,875
Mid-America Apartments LP 4.3% 10/15/23		67,000	71,045
Washington Prime Group LP 5.95% 8/15/24		330,000	336,294
			1,279,117
TOTAL REAL ESTATE			5,053,006

TOTAL NONCONVERTIBLE BONDS			8,127,121

TOTAL CORPORATE BONDS
(Cost $12,296,933)			12,704,553

U.S. Treasury Inflation-Protected Obligations - 28.2%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,524,975	$4,229,601
0.75% 2/15/42		5,741,543	5,548,176
0.75% 2/15/45		6,512,530	6,213,331
0.875% 2/15/47		2,129,526	2,099,000
1% 2/15/46		1,766,584	1,792,503
1.375% 2/15/44		2,340,113	2,582,399
1.75% 1/15/28		1,607,787	1,800,178
2% 1/15/26		6,361,465	7,154,256
2.125% 2/15/40		1,120,082	1,409,705
2.125% 2/15/41		566,720	717,233
2.375% 1/15/25		14,153,659	16,169,558
2.375% 1/15/27		9,450,880	11,049,623
2.5% 1/15/29		1,183,455	1,428,876
3.625% 4/15/28		5,406,043	7,079,425
3.875% 4/15/29		6,182,453	8,413,009
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19		3,604,112	3,618,319
0.125% 4/15/20		11,498,190	11,555,148
0.125% 4/15/21		8,778,970	8,805,545
0.125% 1/15/22		12,329,328	12,370,454
0.125% 4/15/22		5,535,970	5,536,084
0.125% 7/15/22		2,075,697	2,086,106
0.125% 1/15/23		8,271,900	8,252,374
0.125% 7/15/24		9,278,190	9,185,727
0.125% 7/15/26		1,787,118	1,738,018
0.25% 1/15/25		3,100,470	3,069,727
0.375% 7/15/23		9,466,740	9,591,828
0.375% 1/15/27		4,661,456	4,605,622
0.375% 7/15/27		3,302,277	3,270,128
0.625% 7/15/21		1,163,202	1,195,395
0.625% 1/15/24		12,431,835	12,695,713
0.625% 1/15/26		2,936,070	2,975,827
1.125% 1/15/21		4,839,718	5,031,806
1.25% 7/15/20		1,899,152	1,978,997
1.375% 1/15/20		9,381,850	9,718,682
1.875% 7/15/19		7,056,338	7,352,626
2.125% 1/15/19		4,993,769	5,151,286
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $204,526,489)			207,472,285

Asset-Backed Securities - 0.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$374,268
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	108,771
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	248,936
Class XS, 0% 10/17/45 (b)(d)(e)(f)		144,151	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		628,962	633,616
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	307,057
Series 2002-2 Class M2, 9.163% 3/1/33		442,230	407,402
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		61,913	61,944
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		119,255	122,608
Invitation Homes Trust:
Series 2014-SFR3:
Class E, 1 month U.S. LIBOR + 4.500% 5.7283% 12/17/31 (b)(d)(g)		31,407	31,407
Class F, 1 month U.S. LIBOR + 5.000% 6.2283% 12/17/31 (b)(d)(g)		19,629	19,629
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.377% 6/17/32 (b)(d)(g)		100,000	101,046
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		600,273	418,976
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,459	30,706
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.45% 1/17/35 (b)(d)(g)		100,000	99,050
Class F, 1 month U.S. LIBOR + 3.400% 4.55% 1/17/35 (b)(d)(g)		197,000	197,002
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.9617% 2/5/36 (b)(d)(f)(g)		351,967	26
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		126,000	125,041
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.1217% 11/21/40 (b)(d)(f)(g)		1,500,000	885,000
TOTAL ASSET-BACKED SECURITIES
(Cost $4,373,541)			4,172,486

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 17.8047% 1/25/19 (b)(d)(f)		4,928	1,923
Class B4, 17.8047% 1/25/19 (b)(d)(f)		7,494	0
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.542% 12/25/46 (b)(d)		189,000	200,804
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(d)		95,000	101,690
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $283,576)			304,417

Commercial Mortgage Securities - 1.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(d)		100,000	101,776
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		63,000	52,276
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (b)(d)		126,000	115,702
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(d)		191,000	189,805
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.1059% 7/15/30 (b)(d)(g)		105,000	104,429
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		320,171	322,000
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2695% 9/10/46 (b)(d)		250,000	240,670
Claregold Trust Series 2007-2A:
Class G, 5.01% 5/15/44 (b)(d)	CAD	106,238	84,849
Class H, 5.01% 5/15/44 (b)(d)	CAD	235,000	187,475
Class J, 5.01% 5/15/44 (b)(d)	CAD	235,000	187,056
Class K, 5.01% 5/15/44 (b)(d)	CAD	118,000	93,821
Class L, 5.01% 5/15/44 (b)(d)	CAD	421,000	333,996
Class M, 5.01% 5/15/44 (b)(d)	CAD	1,927,737	1,524,361
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	185,276
Series 2013-CR10 Class D, 4.9482% 8/10/46 (b)(d)		200,000	173,824
Series 2013-CR12 Class D, 5.2515% 10/10/46 (b)(d)		250,000	216,595
Series 2013-LC6 Class D, 4.4253% 1/10/46 (b)(d)		113,000	105,007
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7563% 5/10/43 (b)(d)		200,000	200,059
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(d)		223,000	215,051
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.47% 6/15/50 (b)		69,000	62,229
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(d)		100,000	91,034
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.8708% 11/10/46 (b)(d)		580,000	608,811
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.664% 12/25/43 (d)(e)		1,156,048	88,769
Series K012 Class X3, 2.3287% 1/25/41 (d)(e)		654,163	44,862
Series K013 Class X3, 2.9089% 1/25/43 (d)(e)		1,124,000	98,727
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (b)(d)		139,000	139,237
Class FFX, 3.4949% 12/15/34 (b)(d)		244,000	242,373
Class GFX, 3.4949% 12/15/34 (b)(d)		253,000	248,852
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)		26,808	26,956
GS Mortgage Securities Trust:
Series 2011-GC5 Class E, 5.5654% 8/10/44 (b)(d)		63,000	50,771
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)		153,000	131,082
Series 2012-GCJ7:
Class C, 5.8916% 5/10/45 (d)		500,000	525,055
Class D, 5.8916% 5/10/45 (b)(d)		500,000	486,468
Series 2012-GCJ9 Class D, 4.9808% 11/10/45 (b)(d)		157,000	148,793
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	188,717
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		651,000	637,043
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 4.7751% 7/17/34 (b)(d)(g)		101,000	102,023
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (b)(d)		180,000	170,555
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		54,000	47,960
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(d)		641,000	701,216
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(d)		284,000	304,271
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	94,894
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP2 Class E, 4.981% 7/15/42 (d)		42,000	42,214
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.0305% 1/20/41 (b)(d)		192,000	177,440
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8443% 8/15/45 (b)(d)		45,000	43,195
Series 2013-C12 Class D, 4.923% 10/15/46 (b)(d)		250,000	236,195
Series 2013-C7 Class D, 4.3977% 2/15/46 (b)(d)		91,000	84,286
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.51% 4/30/39 (b)(d)		13,474	13,420
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		202,400	196,328
Series 2011-C2:
Class D, 5.6658% 6/15/44 (b)(d)		358,000	370,581
Class E, 5.6658% 6/15/44 (b)(d)		454,000	431,199
Class F, 5.6658% 6/15/44 (b)(d)		343,000	278,965
Class XB, 0.6117% 6/15/44 (b)(d)(e)		12,067,221	214,366
Series 2011-C3 Class G, 5.3268% 7/15/49 (b)(d)		111,000	88,735
Series 2015-MS1 Class D, 4.1643% 5/15/48 (b)(d)		100,000	85,630
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.485% 8/15/34 (b)(d)(g)		189,000	189,000
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		259,743	318,186
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7304% 5/10/45 (b)(d)		120,000	120,984
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class E, 4.9239% 10/15/45 (b)(d)		63,000	46,993
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		70,000	55,607
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3488% 3/15/45 (b)(d)		220,000	168,841
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.001% 4.2467% 11/15/29 (b)(d)(g)		173,540	170,845
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(d)		140,000	107,811
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,163,069)			13,315,547
		Shares	Value

Common Stocks - 12.2%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A		9,600	1,058,496
Wyndham Worldwide Corp.		4,600	484,886
			1,543,382
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (f)		6,300	204,057

TOTAL CONSUMER DISCRETIONARY			1,747,439

FINANCIALS - 0.5%
Capital Markets - 0.0%
Ellington Financial LLC		26,300	415,277
Mortgage Real Estate Investment Trusts - 0.5%
Anworth Mortgage Asset Corp.		17,200	103,372
Arbor Realty Trust, Inc.		30,800	252,560
Dynex Capital, Inc.		22,100	160,667
Five Oaks Investment Corp.		2,244	10,008
Great Ajax Corp.		49,900	703,091
Invesco Mortgage Capital, Inc.		34,200	585,846
MFA Financial, Inc.		190,366	1,667,606
			3,483,150

TOTAL FINANCIALS			3,898,427

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 11.4%
Acadia Realty Trust (SBI)		87,944	2,516,957
American Assets Trust, Inc.		14,300	568,711
American Homes 4 Rent Class A		83,400	1,810,614
American Tower Corp.		5,100	697,068
Apartment Investment & Management Co. Class A		36,200	1,587,732
AvalonBay Communities, Inc.		24,509	4,372,896
Boston Properties, Inc.		25,251	3,102,843
CBL & Associates Properties, Inc. (h)		16,615	139,400
Cedar Realty Trust, Inc.		103,418	581,209
Colony NorthStar, Inc.		92,723	1,164,601
Community Healthcare Trust, Inc.		1,700	45,832
CoreSite Realty Corp.		3,600	402,840
Corporate Office Properties Trust (SBI)		38,700	1,270,521
Corrections Corp. of America		9,800	262,346
DCT Industrial Trust, Inc.		37,717	2,184,569
DDR Corp.		94,060	861,590
DiamondRock Hospitality Co.		94,800	1,038,060
Digital Realty Trust, Inc.		3,500	414,155
Douglas Emmett, Inc.		51,700	2,038,014
Duke Realty Corp.		62,400	1,798,368
Education Realty Trust, Inc.		22,500	808,425
Equinix, Inc.		4,650	2,075,295
Equity Lifestyle Properties, Inc.		48,699	4,143,311
Equity Residential (SBI)		23,013	1,517,247
Essex Property Trust, Inc.		10,922	2,774,516
Extra Space Storage, Inc.		42,822	3,422,334
First Potomac Realty Trust		7,509	83,650
General Growth Properties, Inc.		103,700	2,153,849
Gramercy Property Trust		6,800	205,700
Healthcare Realty Trust, Inc.		41,000	1,325,940
Healthcare Trust of America, Inc.		15,190	452,662
Highwoods Properties, Inc. (SBI)		35,300	1,838,777
Host Hotels & Resorts, Inc.		71,681	1,325,382
Hudson Pacific Properties, Inc.		48,400	1,622,852
Lexington Corporate Properties Trust		76,700	783,874
Mid-America Apartment Communities, Inc.		33,844	3,617,247
Monmouth Real Estate Investment Corp. Class A		1,500	24,285
National Retail Properties, Inc.		3,800	158,308
Omega Healthcare Investors, Inc. (h)		9,100	290,381
Prologis, Inc.		31,977	2,029,260
Public Storage		14,434	3,088,732
Rexford Industrial Realty, Inc.		18,800	538,056
Sabra Health Care REIT, Inc.		35,151	771,213
Safety Income and Growth, Inc.		15,300	285,192
Select Income REIT		5,366	125,672
Senior Housing Properties Trust (SBI)		62,800	1,227,740
Simon Property Group, Inc.		23,173	3,731,085
SL Green Realty Corp.		18,600	1,884,552
Store Capital Corp.		25,700	639,159
Sunstone Hotel Investors, Inc.		83,700	1,345,059
Taubman Centers, Inc.		12,495	621,002
Terreno Realty Corp.		16,654	602,542
Urban Edge Properties		72,173	1,740,813
Ventas, Inc.		77,347	5,037,610
VEREIT, Inc.		57,400	475,846
Washington REIT (SBI)		38,700	1,267,812
Welltower, Inc.		34,225	2,405,333
WP Carey, Inc.		4,600	309,994
WP Glimcher, Inc.		14,000	116,620
			83,725,653
Real Estate Management & Development - 0.0%
Vonovia SE		8,200	348,897

TOTAL REAL ESTATE			84,074,550

TOTAL COMMON STOCKS
(Cost $89,808,212)			89,720,416

Preferred Stocks - 3.1%
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%		42,500	1,083,750
Sutherland Asset Management Corp. 7.00%		6,400	165,568
			1,249,318
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ashford Hospitality Prime, Inc. 5.50%		2,700	54,675
Crown Castle International Corp. Series A 6.875%		200	212,040
Lexington Corporate Properties Trust Series C, 6.50%		15,800	809,257
RLJ Lodging Trust 1.95% (i)		400	11,080
			1,087,052

TOTAL CONVERTIBLE PREFERRED STOCKS			2,336,370

Nonconvertible Preferred Stocks - 2.8%
FINANCIALS - 1.3%
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	510,625
8.25%		500	12,700
AGNC Investment Corp.:
Series B, 7.75%		8,000	208,400
Series C 7.00%		6,600	169,950
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	164,238
Annaly Capital Management, Inc.:
Series C, 7.625%		2,324	58,495
Series D, 7.50%		13,671	345,056
Series E, 7.625%		16,340	414,873
Series F 6.95%		20,000	513,400
Anworth Mortgage Asset Corp. Series A, 8.625%		22,900	591,507
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%		11,647	295,484
Arbor Realty Trust, Inc.:
7.375%		12,320	314,160
Series A, 8.25%		8,989	229,338
Armour Residential REIT, Inc. Series B, 7.875%		5,645	141,069
Cherry Hill Mortgage Investment Corp. Series A 8.20%		4,000	100,640
Chimera Investment Corp. Series B, 8.00%		22,787	603,172
CYS Investments, Inc. Series A, 7.75%		2,162	54,157
Dynex Capital, Inc.:
Series A, 8.50%		20,755	524,064
Series B, 7.625%		10,545	257,825
Invesco Mortgage Capital, Inc.:
7.50%		11,600	289,884
Series A, 7.75%		6,507	163,781
Series B, 7.75%		21,900	561,954
MFA Financial, Inc.:
8.00%		11,262	291,461
Series B, 7.50%		44,227	1,115,847
New York Mortgage Trust, Inc.:
Series B, 7.75%		8,886	222,683
Series C, 7.875%		3,200	80,384
PennyMac Mortgage Investment Trust:
8.125%		5,500	138,710
Series B 8.00%		8,700	218,370
Resource Capital Corp.:
8.25%		1,300	31,915
8.625%		300	7,644
Two Harbors Investment Corp.:
Series A, 8.125%		9,500	255,930
Series B 7.625%		5,600	146,440
Wells Fargo Real Estate Investment Corp. Series A, 6.375%		4,400	115,896
			9,150,052
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Homes 4 Rent:
5.875%		4,308	110,500
Series A, 5.00%		24,600	700,854
Series B, 5.00%		6,720	191,251
Series C, 5.50%		22,592	645,453
Series G 5.875%		3,200	82,432
Ashford Hospitality Trust, Inc. Series H 7.50%		2,500	63,100
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,147	247,282
Series E, 6.625%		2,200	54,054
Cedar Realty Trust, Inc.:
Series B, 7.25%		5,520	139,546
Series C 6.50%		3,500	86,345
City Office REIT, Inc. Series A, 6.625%		479	12,444
Colony NorthStar, Inc.:
Series B, 8.25%		9,191	232,992
Series C, 8.875%		10,582	268,042
Series D, 8.50%		8,486	219,025
Series E, 8.75%		13,700	374,010
Series G, 7.50%		1,300	33,460
Series H, 7.125%		7,200	184,176
Series I 7.15%		12,500	318,251
Series J 7.15% (i)		14,100	353,205
CoreSite Realty Corp. Series A, 7.25%		14,176	361,630
DDR Corp. Series K, 6.25%		5,623	142,530
Digital Realty Trust, Inc. Series G, 5.875%		6,286	158,156
Farmland Partners, Inc. Series B 6.00%		10,000	271,000
General Growth Properties, Inc. Series A, 6.375%		3,847	98,637
Global Medical REIT, Inc. Series A 7.50%		2,100	52,668
Global Net Lease, Inc. Series A 7.25%		6,000	149,880
Investors Real Estate Trust Series C 6.625% (i)		5,000	123,000
iStar Financial, Inc.:
Series D, 8.00%		1,500	37,951
Series E, 7.875%		6,511	163,752
Series F, 7.80%		18,316	460,831
Series G, 7.65%		6,000	152,200
Series I, 7.50%		1,300	32,630
LaSalle Hotel Properties Series I, 6.375%		4,963	127,053
Pebblebrook Hotel Trust Series C, 6.50%		7,058	181,249
Pennsylvania (REIT):
Series B, 7.375%		4,082	103,071
Series D 6.875% (i)		2,500	62,525
Prologis, Inc. Series Q, 8.54%		3,700	247,900
PS Business Parks, Inc. Series T, 6.00%		5,100	128,367
Public Storage:
Series F 5.15%		2,900	73,312
Series G 5.05%		700	17,661
RAIT Financial Trust:
7.125%		12,402	280,905
7.625%		8,860	180,478
Saul Centers, Inc. Series C, 6.875%		14,926	380,788
Spirit Realty Capital, Inc. Series A 6.00% (i)		1,300	32,500
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	251,195
Series C, 7.125%		6,788	173,767
Sun Communities, Inc. Series A, 7.125%		15,940	402,485
Taubman Centers, Inc. Series K, 6.25%		4,319	108,277
UMH Properties, Inc. Series C 6.75%		5,340	142,685
Urstadt Biddle Properties, Inc.:
Series G, 6.75%		6,500	169,819
Series H 6.25%		4,500	116,280
VEREIT, Inc. Series F, 6.70%		42,896	1,103,285
WP Glimcher, Inc.:
Series H, 7.50%		2,898	73,059
Series I, 6.875%		1,402	35,471
			10,913,419
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	187,247
TOTAL REAL ESTATE			11,100,666

TOTAL NONCONVERTIBLE PREFERRED STOCKS			20,250,718

TOTAL PREFERRED STOCKS
(Cost $21,683,307)			22,587,088
		Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 5/8/21 (d)(g)		95,316	95,406
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (d)(g)		218,923	219,471
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (d)(g)		39,900	39,621
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (d)(g)		54,863	55,137
			409,635
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (d)(g)		117,722	114,337

TOTAL CONSUMER DISCRETIONARY			523,972

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (d)(g)		44,887	41,520
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 10/2/23 (d)(g)		73,473	73,814
			115,334
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2306% 12/5/20 (d)(g)		64,167	63,946
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/24/24 (d)(g)		48,905	49,150
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.84% 12/2/21 (d)(g)		90,146	83,836
TOTAL BANK LOAN OBLIGATIONS
(Cost $843,234)			836,238
		Shares	Value

Equity Funds - 25.0%
Fidelity Commodity Strategy Central Fund (j)
(Cost $355,946,892)		28,402,863	183,766,522

Fixed-Income Funds - 26.2%
Fidelity Floating Rate Central Fund (j)
(Cost $193,363,707)		1,865,008	192,394,257
		Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(b)(f)
(Cost $594,368)		500,000	83,750
		Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.09%(k)		8,596,100	8,597,819
Fidelity Securities Lending Cash Central Fund 1.10%(k)(l)		308,068	308,130
TOTAL MONEY MARKET FUNDS
(Cost $8,905,931)			8,905,949
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $905,789,259)			736,263,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(638,596)
NET ASSETS - 100%			$735,624,912

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,693,254 or 2.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 instrument

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security is on loan at period end.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,017
Fidelity Commodity Strategy Central Fund	1,000,045
Fidelity Floating Rate Central Fund	10,412,503
Fidelity Securities Lending Cash Central Fund	223
Total	$11,475,788

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$190,971,039	$27,897,854	$37,621,321	$(13,410,179)	$15,929,129	$183,766,522	26.3%
Fidelity Floating Rate Central Fund	217,242,916	12,174,947	38,087,514	476,263	587,645	192,394,257	11.8%
Total	$408,213,955	$40,072,801	$75,708,835	$(12,933,916)	$16,516,774	$376,160,779

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,747,439	$1,543,382	$--	$204,057
Financials	14,297,797	13,048,479	1,249,318	--
Real Estate	96,262,268	94,927,316	1,334,952	--
Corporate Bonds	12,704,553	--	12,704,553	--
U.S. Government and Government Agency Obligations	207,472,285	--	207,472,285	--
Asset-Backed Securities	4,172,486	--	3,287,459	885,027
Collateralized Mortgage Obligations	304,417	--	302,494	1,923
Commercial Mortgage Securities	13,315,547	--	13,315,547	--
Bank Loan Obligations	836,238	--	836,238	--
Equity Funds	183,766,522	183,766,522	--	--
Fixed-Income Funds	192,394,257	192,394,257	--	--
Preferred Securities	83,750	--	--	83,750
Money Market Funds	8,905,949	8,905,949	--	--
Total Investments in Securities:	$736,263,508	$494,585,905	$240,502,846	$1,174,757

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$8,124,480
Net Realized Gain (Loss) on Investment Securities	7,025,235
Net Unrealized Gain (Loss) on Investment Securities	(2,630,924)
Cost of Purchases	408,148
Proceeds of Sales	(12,722,882)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$204,057
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$37,766

Other Investments in Securities
Beginning Balance	$6,188,696
Net Realized Gain (Loss) on Investment Securities	(8,290,035)
Net Unrealized Gain (Loss) on Investment Securities	8,533,379
Cost of Purchases	-
Proceeds of Sales	(2,179,827)
Amortization/Accretion	(63,642)
Transfers into Level 3	1
Transfers out of Level 3	(3,217,872)
Ending Balance	$970,700
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$288,859

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $295,496) — See accompanying schedule: Unaffiliated issuers (cost $347,572,729)	$351,196,780
Fidelity Central Funds (cost $558,216,530)	385,066,728
Total Investment in Securities (cost $905,789,259)		$736,263,508
Cash		2,000
Receivable for investments sold		986,320
Receivable for fund shares sold		293,844
Dividends receivable		494,022
Interest receivable		830,029
Distributions receivable from Fidelity Central Funds		7,892
Prepaid expenses		1,908
Other receivables		1,800
Total assets		738,881,323
Liabilities
Payable for investments purchased
Regular delivery	$1,708,843
Delayed delivery	154,875
Payable for fund shares redeemed	469,655
Accrued management fee	361,968
Distribution and service plan fees payable	30,285
Other affiliated payables	131,375
Other payables and accrued expenses	91,310
Collateral on securities loaned	308,100
Total liabilities		3,256,411
Net Assets		$735,624,912
Net Assets consist of:
Paid in capital		$943,309,308
Undistributed net investment income		4,132,346
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,290,843)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(169,525,899)
Net Assets		$735,624,912
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($33,948,531 ÷ 3,857,053 shares)		$8.80
Maximum offering price per share (100/96.00 of $8.80)		$9.17
Class M:
Net Asset Value and redemption price per share ($9,722,522 ÷ 1,103,693 shares)		$8.81
Maximum offering price per share (100/96.00 of $8.81)		$9.18
Class C:
Net Asset Value and offering price per share ($24,717,781 ÷ 2,839,600 shares)(a)		$8.70
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($476,943,943 ÷ 53,962,614 shares)		$8.84
Class I:
Net Asset Value, offering price and redemption price per share ($190,292,135 ÷ 21,581,529 shares)		$8.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$4,724,448
Interest		7,161,433
Income from Fidelity Central Funds		11,475,788
Total income		23,361,669
Expenses
Management fee	$4,332,626
Transfer agent fees	1,236,703
Distribution and service plan fees	414,116
Accounting and security lending fees	343,248
Custodian fees and expenses	39,025
Independent trustees' fees and expenses	3,022
Registration fees	93,297
Audit	212,274
Legal	2,156
Interest	91
Miscellaneous	6,936
Total expenses before reductions	6,683,494
Expense reductions	(13,462)	6,670,032
Net investment income (loss)		16,691,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,260,429
Fidelity Central Funds	(12,933,455)
Foreign currency transactions	54,922
Capital gain distributions from Fidelity Central Funds	125,975
Total net realized gain (loss)		(9,492,129)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,113,894)
Fidelity Central Funds	16,515,355
Assets and liabilities in foreign currencies	(118)
Total change in net unrealized appreciation (depreciation)		11,401,343
Net gain (loss)		1,909,214
Net increase (decrease) in net assets resulting from operations		$18,600,851

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,691,637	$16,324,959
Net realized gain (loss)	(9,492,129)	(7,337,821)
Change in net unrealized appreciation (depreciation)	11,401,343	25,214,905
Net increase (decrease) in net assets resulting from operations	18,600,851	34,202,043
Distributions to shareholders from net investment income	(18,611,718)	(17,340,964)
Distributions to shareholders from net realized gain	(997,284)	(1,163,678)
Total distributions	(19,609,002)	(18,504,642)
Share transactions - net increase (decrease)	(50,452,522)	(277,651,425)
Redemption fees	3,437	16,678
Total increase (decrease) in net assets	(51,457,236)	(261,937,346)
Net Assets
Beginning of period	787,082,148	1,049,019,494
End of period	$735,624,912	$787,082,148
Other Information
Undistributed net investment income end of period	$4,132,346	$6,094,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$8.55	$9.25	$9.31	$9.78
Income from Investment Operations
Net investment income (loss)A	.170	.141	.124	.173	.188
Net realized and unrealized gain (loss)	.022	.266	(.668)	.004	(.452)
Total from investment operations	.192	.407	(.544)	.177	(.264)
Distributions from net investment income	(.190)B	(.137)	(.124)	(.169)	(.177)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.202)	(.147)	(.156)	(.237)	(.207)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.80	$8.81	$8.55	$9.25	$9.31
Total ReturnD,E	2.23%	4.82%	(5.98)%	1.91%	(2.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.07%	1.07%	1.05%	1.05%	1.03%
Net investment income (loss)	1.94%	1.66%	1.37%	1.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$33,949	$55,678	$78,112	$123,091	$169,170
Portfolio turnover rateH	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$8.56	$9.27	$9.32	$9.79
Income from Investment Operations
Net investment income (loss)A	.168	.138	.122	.172	.187
Net realized and unrealized gain (loss)	.025	.267	(.677)	.015	(.451)
Total from investment operations	.193	.405	(.555)	.187	(.264)
Distributions from net investment income	(.191)B	(.135)	(.123)	(.169)	(.177)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.203)	(.145)	(.155)	(.237)	(.207)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.81	$8.82	$8.56	$9.27	$9.32
Total ReturnD,E	2.23%	4.79%	(6.08)%	2.02%	(2.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%	1.10%	1.07%	1.06%	1.05%
Expenses net of fee waivers, if any	1.10%	1.10%	1.07%	1.06%	1.05%
Expenses net of all reductions	1.10%	1.10%	1.07%	1.06%	1.05%
Net investment income (loss)	1.91%	1.63%	1.35%	1.82%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$9,723	$12,032	$14,805	$21,127	$25,281
Portfolio turnover rateH	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$8.46	$9.16	$9.22	$9.69
Income from Investment Operations
Net investment income (loss)A	.102	.074	.054	.101	.113
Net realized and unrealized gain (loss)	.023	.257	(.665)	.011	(.449)
Total from investment operations	.125	.331	(.611)	.112	(.336)
Distributions from net investment income	(.123)B	(.073)	(.057)	(.104)	(.105)
Distributions from net realized gain	(.012)B	(.008)	(.032)	(.068)	(.030)
Total distributions	(.135)	(.081)	(.089)	(.172)	(.135)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.70	$8.71	$8.46	$9.16	$9.22
Total ReturnD,E	1.46%	3.93%	(6.73)%	1.22%	(3.48)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of fee waivers, if any	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of all reductions	1.84%	1.84%	1.82%	1.80%	1.80%
Net investment income (loss)	1.17%	.89%	.61%	1.08%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$24,718	$30,211	$41,339	$68,666	$86,037
Portfolio turnover rateH	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$8.59	$9.30	$9.36	$9.83
Income from Investment Operations
Net investment income (loss)A	.194	.164	.147	.201	.216
Net realized and unrealized gain (loss)	.024	.267	(.674)	.005	(.451)
Total from investment operations	.218	.431	(.527)	.206	(.235)
Distributions from net investment income	(.216)B	(.161)	(.151)	(.198)	(.206)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.228)	(.171)	(.183)	(.266)	(.236)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.84	$8.85	$8.59	$9.30	$9.36
Total ReturnD	2.52%	5.09%	(5.77)%	2.22%	(2.41)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%	.81%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.81%	.81%	.79%	.76%	.75%
Expenses net of all reductions	.81%	.80%	.79%	.76%	.75%
Net investment income (loss)	2.21%	1.92%	1.63%	2.12%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$476,944	$511,294	$543,473	$620,530	$679,780
Portfolio turnover rateG	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.57	$9.28	$9.34	$9.81
Income from Investment Operations
Net investment income (loss)A	.194	.164	.148	.194	.208
Net realized and unrealized gain (loss)	.027	.268	(.676)	.005	(.450)
Total from investment operations	.221	.432	(.528)	.199	(.242)
Distributions from net investment income	(.219)B	(.162)	(.150)	(.191)	(.199)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.231)	(.172)	(.182)	(.259)	(.229)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.82	$8.83	$8.57	$9.28	$9.34
Total ReturnD	2.56%	5.12%	(5.80)%	2.15%	(2.49)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%	.79%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.80%	.79%	.79%	.82%	.83%
Expenses net of all reductions	.80%	.79%	.79%	.82%	.82%
Net investment income (loss)	2.22%	1.93%	1.64%	2.06%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$190,292	$177,867	$369,782	$368,227	$432,942
Portfolio turnover rateG	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Strategic Real Return and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.04%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.06%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through the Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,043,627
Gross unrealized depreciation	(193,541,142)
Net unrealized appreciation (depreciation)	$(179,497,515)
Tax Cost	$915,761,023

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,959,344
Capital loss carryforward	$(32,129,955)
Net unrealized appreciation (depreciation) on securities and other investments	$(179,497,663)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,428,474)
No expiration
Short-term	$(3,181,067)
Long-term	(26,520,414)
Total no expiration	$(29,701,481)
Total capital loss carryforward	$(32,129,955)

The tax character of distributions paid was as follows:

	September 30, 2017	September 30, 2016
Ordinary Income	$19,609,002	$18,504,642

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $114,766,134 and $166,636,757, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$110,248	$–
Class M	-%	.25%	27,927	–
Class C	.75%	.25%	275,941	1,056
			$414,116	$1,056

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,078
Class M	477
Class C(a)	2,350
$9,905

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$77,386.18
Class M	23,360.21
Class C	52,841.19
Strategic Real Return	771,714.16
Class I	311,402.15
	$1,236,703

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,554,000.59%		$91

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,560 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $223. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.10%	$861

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,041 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,560.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2017	Year ended September 30, 2016
From net investment income
Class A	$1,028,596	$1,090,055
Class M	248,409	218,066
Class B	–	8,066
Class C	403,580	323,046
Strategic Real Return	11,978,596	9,823,249
Class I	4,952,537	5,878,482
Total	$18,611,718	$17,340,964
From net realized gain
Class A	$72,437	$82,857
Class M	15,287	16,254
Class B	–	1,355
Class C	38,856	36,188
Strategic Real Return	622,788	616,410
Class I	247,916	410,614
Total	$997,284	$1,163,678

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2017	Year ended September 30, 2016	Year ended September 30, 2017	Year ended September 30, 2016
Class A
Shares sold	1,062,716	911,579	$9,311,968	$7,831,009
Reinvestment of distributions	122,440	132,661	1,066,054	1,134,926
Shares redeemed	(3,649,588)	(3,855,190)	(32,105,817)	(32,500,880)
Net increase (decrease)	(2,464,432)	(2,810,950)	$(21,727,795)	$(23,534,945)
Class M
Shares sold	213,277	156,787	$1,863,544	$1,349,526
Reinvestment of distributions	28,743	25,977	250,541	222,757
Shares redeemed	(502,758)	(547,078)	(4,410,137)	(4,649,240)
Net increase (decrease)	(260,738)	(364,314)	$(2,296,052)	$(3,076,957)
Class B
Shares sold	–	24	$–	$206
Reinvestment of distributions	–	1,043	–	8,912
Shares redeemed	–	(178,079)	–	(1,519,694)
Net increase (decrease)	–	(177,012)	$–	$(1,510,576)
Class C
Shares sold	273,902	179,067	$2,375,535	$1,498,593
Reinvestment of distributions	48,876	39,653	421,620	338,940
Shares redeemed	(951,020)	(1,636,989)	(8,239,548)	(13,658,697)
Net increase (decrease)	(628,242)	(1,418,269)	$(5,442,393)	$(11,821,164)
Strategic Real Return
Shares sold	12,281,375	8,263,589	$107,890,625	$70,664,529
Reinvestment of distributions	1,393,039	1,170,951	12,170,645	10,053,269
Shares redeemed	(17,511,563)	(14,891,207)	(153,203,799)	(126,009,813)
Net increase (decrease)	(3,837,149)	(5,456,667)	$(33,142,529)	$(45,292,015)
Class I
Shares sold	9,645,459	4,576,890	$84,519,733	$38,727,759
Reinvestment of distributions	583,669	715,160	5,087,037	6,119,286
Shares redeemed	(8,795,913)	(28,270,773)	(77,450,523)	(237,262,813)
Net increase (decrease)	1,433,215	(22,978,723)	$12,156,247	$(192,415,768)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Class A	1.07%
Actual		$1,000.00	$1,011.20	$5.39
Hypothetical-C		$1,000.00	$1,019.70	$5.42
Class M	1.10%
Actual		$1,000.00	$1,010.20	$5.54
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.84%
Actual		$1,000.00	$1,006.50	$9.26
Hypothetical-C		$1,000.00	$1,015.84	$9.30
Strategic Real Return	.81%
Actual		$1,000.00	$1,012.70	$4.09
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class I	.80%
Actual		$1,000.00	$1,013.00	$4.04
Hypothetical-C		$1,000.00	$1,021.06	$4.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from .03% to .04%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 3.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,885,925 of distributions paid during the period January 1, 2017 to September 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2016 and the total expense ratio of each of Class A, Class M (formerly Class T), Class C, and Class I ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class M, Class C, and Class I was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of the nature of its investments, which results in higher pricing and bookkeeping and audit fees. The Board noted that the total expense ratio of Class M was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the total expense ratio of Class C was also above the competitive median because of its 1.00% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RRS-ANN-1117
1.814960.112

Fidelity Advisor® Strategic Real Return Fund -

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

September 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Strategic Real Return Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(1.86)%	(0.84)%	1.63%
Class M (incl. 4.00% sales charge)	(1.86)%	(0.84)%	1.61%
Class C (incl. contingent deferred sales charge)	0.46%	(0.80)%	1.26%
Class I	2.56%	0.23%	2.30%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Class A on September 30, 2007, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$11,757	Fidelity Advisor® Strategic Real Return Fund - Class A
$14,662	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending September 30, 2017, the Fidelity Strategic Real Return Composite Index℠ gained 1.17%. Of the asset classes represented in this index, floating-rate bank loans were the strongest performers, benefiting from investors’ expectation for higher interest rates. In this environment, the S&P LSTA Leveraged Performing Loan Index gained 5.41%. Meanwhile, real estate bonds, as measured by the BofA Merrill Lynch℠ US Real Estate Index, were up 2.09% for the period, while real estate equities, as measured by the Dow Jones US Select Real Estate Securities Index℠, returned -0.83%, due largely to the poor results of retail-focused real estate investment trusts, whose tenants have struggled amid competition from online retailers. Commodities lost modest ground. The Bloomberg Commodity Index Total Return℠ returned -0.29%, with strong performance in the first half of the period balanced by weaker results in the second six months, due in part to sluggish energy pricing that also led to limited expectations for future inflation. Accordingly, for the 12 months, TIPS (Treasury Inflation-Protected Securities), as measured by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities Index (Series L) returned -0.73%.

Comments from Co-Lead Portfolio Manager Ford O’Neil:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained between roughly 1.5% and 2.5%, outperforming the 1.17% return of the Fidelity Strategic Real Return Composite Index℠ as well as the broader market for TIPS (Treasury Inflation-Protected Securities), which returned -0.73%, according to the Bloomberg Barclays Treasury TIPS index. Our biggest relative performance driver was good security selection within the fund’s subportfolios, especially real estate income and commodities. Overall, the fund’s asset allocation was only slightly positive – a reflection of our decision to keep the fund more or less neutrally positioned. In the fund’s real estate income subportfolio – which consists of a mix of income-oriented real estate stocks and bonds – the fund saw particularly favorable results from an equity position in Stanley-Martin Communities, which was acquired for a premium price during the period, and from several strong-performing CMBS (commercial mortgage-backed securities). Within commodities, the fund benefited from effective positioning in the energy and agricultural areas. Elsewhere, the fund was modestly helped by its real estate equity subportfolio, where security selection among data-center, hotel and health care REITs was especially positive. Stock picks in the retail category hampered results, although that impact was essentially offset by a decision to underweight this weak-performing category. The fund’s TIPS (Treasury Inflation-Protected Securities) allocation was minimally positive – a very slight underweighting in the category was counterbalanced by slight underperformance from the specific securities we chose to hold.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of September 30, 2017
Commodity-Linked Notes and related investments*	25.0%
Inflation-protected Investments	28.2%
Floating Rate High Yield**	26.2%
Real Estate Investments	19.5%
Cash and Cash Equivalents	1.2%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

As of March 31, 2017
Commodity-Linked Notes and related investments*	24.6%
Inflation-protected Investments	27.6%
Floating Rate High Yield**	27.3%
Real Estate Investments	19.2%
Cash and Cash Equivalents	1.1%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	28.2%
AAA	0.1%
AA	0.3%
A	0.3%
BBB	1.5%
BB and Below	22.2%
Not Rated	3.9%
Equities*	40.4%
Short-Term Investments and Net Other Assets	3.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 25.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.6%
AAA	0.1%
AA	0.4%
A	0.2%
BBB	1.4%
BB and Below	25.0%
Not Rated	2.7%
Equities*	39.9%
Short-Term Investments and Net Other Assets	2.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017*,**
Stocks	15.4%
U.S. Government and U.S. Government Agency Obligations	28.2%
Corporate Bonds	2.4%
Asset-Backed Securities	0.6%
Bank Loan Obligations	23.5%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	25.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 3.3%

 ** U.S. Treasury Inflation-Indexed Securities - 28.2%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 25.0%

As of March 31, 2017*,**
Stocks	15.3%
U.S. Government and U.S. Government Agency Obligations	27.6%
Corporate Bonds	2.0%
Asset-Backed Securities	0.5%
Bank Loan Obligations	25.5%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	24.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 3.5%

 ** U.S. Treasury Inflation-Indexed Securities - 27.6%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments September 30, 2017

Showing Percentage of Net Assets

Corporate Bonds - 1.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.6%
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts - 0.5%
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22		$280,000	$281,750
IAS Operating Partnership LP 5% 3/15/18 (b)		1,020,000	1,030,200
Redwood Trust, Inc. 4.625% 4/15/18		350,000	352,406
Resource Capital Corp.:
4.5% 8/15/22		80,000	83,100
6% 12/1/18		90,000	91,800
8% 1/15/20		300,000	313,770
RWT Holdings, Inc. 5.625% 11/15/19		690,000	710,700
Starwood Property Trust, Inc. 4.375% 4/1/23		240,000	242,700
Western Asset Mortgage Capital Corp. 6.75% 10/1/22		330,000	330,206
			3,436,632
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33		1,240,000	1,140,800

TOTAL CONVERTIBLE BONDS			4,577,432

Nonconvertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		460,527	544,856
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (b)		135,000	133,650
6.875% 2/15/21 (b)		215,000	219,300
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (b)(c)		115,000	115,000
6.75% 3/15/25		95,000	100,045
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	188,100
CalAtlantic Group, Inc. 5.875% 11/15/24		120,000	131,100
KB Home 8% 3/15/20		140,000	157,469
Lennar Corp. 4.5% 4/30/24		55,000	56,638
M/I Homes, Inc. 5.625% 8/1/25 (b)		45,000	45,956
Meritage Homes Corp.:
5.125% 6/6/27		80,000	80,200
7% 4/1/22		470,000	536,975
New Home Co. LLC 7.25% 4/1/22		150,000	154,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	148,400
TRI Pointe Homes, Inc. 5.25% 6/1/27		80,000	81,300
			2,149,008
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,913
TOTAL CONSUMER DISCRETIONARY			2,740,777
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25		105,000	92,400
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		35,000	37,198
			129,598
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (b)		55,000	54,038
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	123,389
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)		25,000	26,313
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	57,747
Care Capital Properties LP 5.125% 8/15/26		107,000	109,759
CBL & Associates LP 5.95% 12/15/26		132,000	133,569
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		80,000	82,328
DDR Corp. 4.625% 7/15/22		34,000	36,024
Equinix, Inc. 5.375% 5/15/27		105,000	114,056
HCP, Inc. 4.25% 11/15/23		108,000	114,619
Healthcare Realty Trust, Inc. 3.75% 4/15/23		192,000	195,233
Hospitality Properties Trust 6.7% 1/15/18		189,000	189,718
iStar Financial, Inc.:
4.625% 9/15/20		105,000	107,363
5.25% 9/15/22		65,000	65,975
6% 4/1/22		135,000	139,725
7.125% 2/15/18		265,000	269,982
Lexington Corporate Properties Trust:
4.25% 6/15/23		500,000	504,201
4.4% 6/15/24		35,000	35,229
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		95,000	97,375
6.375% 2/15/22		170,000	175,491
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		53,000	54,612
4.5% 4/1/27		83,000	82,916
4.75% 1/15/28		67,000	67,238
Potlatch Corp. 7.5% 11/1/19		189,000	205,538
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	210,544
SBA Communications Corp. 4% 10/1/22 (b)(c)		40,000	40,200
Select Income REIT 4.25% 5/15/24		80,000	80,250
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,337
4.75% 5/1/24		271,000	283,091
6.75% 4/15/20		134,000	144,429
Vornado Realty LP 2.5% 6/30/19		57,000	57,340
			3,773,889
Real Estate Management & Development - 0.2%
CBRE Group, Inc.:
5% 3/15/23		270,000	279,760
5.25% 3/15/25		120,000	131,543
Howard Hughes Corp. 5.375% 3/15/25 (b)		265,000	270,300
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	113,300
Mattamy Group Corp. 6.5% 10/1/25 (b)		75,000	76,875
Mid-America Apartments LP 4.3% 10/15/23		67,000	71,045
Washington Prime Group LP 5.95% 8/15/24		330,000	336,294
			1,279,117
TOTAL REAL ESTATE			5,053,006

TOTAL NONCONVERTIBLE BONDS			8,127,121

TOTAL CORPORATE BONDS
(Cost $12,296,933)			12,704,553

U.S. Treasury Inflation-Protected Obligations - 28.2%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,524,975	$4,229,601
0.75% 2/15/42		5,741,543	5,548,176
0.75% 2/15/45		6,512,530	6,213,331
0.875% 2/15/47		2,129,526	2,099,000
1% 2/15/46		1,766,584	1,792,503
1.375% 2/15/44		2,340,113	2,582,399
1.75% 1/15/28		1,607,787	1,800,178
2% 1/15/26		6,361,465	7,154,256
2.125% 2/15/40		1,120,082	1,409,705
2.125% 2/15/41		566,720	717,233
2.375% 1/15/25		14,153,659	16,169,558
2.375% 1/15/27		9,450,880	11,049,623
2.5% 1/15/29		1,183,455	1,428,876
3.625% 4/15/28		5,406,043	7,079,425
3.875% 4/15/29		6,182,453	8,413,009
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19		3,604,112	3,618,319
0.125% 4/15/20		11,498,190	11,555,148
0.125% 4/15/21		8,778,970	8,805,545
0.125% 1/15/22		12,329,328	12,370,454
0.125% 4/15/22		5,535,970	5,536,084
0.125% 7/15/22		2,075,697	2,086,106
0.125% 1/15/23		8,271,900	8,252,374
0.125% 7/15/24		9,278,190	9,185,727
0.125% 7/15/26		1,787,118	1,738,018
0.25% 1/15/25		3,100,470	3,069,727
0.375% 7/15/23		9,466,740	9,591,828
0.375% 1/15/27		4,661,456	4,605,622
0.375% 7/15/27		3,302,277	3,270,128
0.625% 7/15/21		1,163,202	1,195,395
0.625% 1/15/24		12,431,835	12,695,713
0.625% 1/15/26		2,936,070	2,975,827
1.125% 1/15/21		4,839,718	5,031,806
1.25% 7/15/20		1,899,152	1,978,997
1.375% 1/15/20		9,381,850	9,718,682
1.875% 7/15/19		7,056,338	7,352,626
2.125% 1/15/19		4,993,769	5,151,286
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $204,526,489)			207,472,285

Asset-Backed Securities - 0.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$374,268
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	108,771
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	248,936
Class XS, 0% 10/17/45 (b)(d)(e)(f)		144,151	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		628,962	633,616
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	307,057
Series 2002-2 Class M2, 9.163% 3/1/33		442,230	407,402
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		61,913	61,944
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		119,255	122,608
Invitation Homes Trust:
Series 2014-SFR3:
Class E, 1 month U.S. LIBOR + 4.500% 5.7283% 12/17/31 (b)(d)(g)		31,407	31,407
Class F, 1 month U.S. LIBOR + 5.000% 6.2283% 12/17/31 (b)(d)(g)		19,629	19,629
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.377% 6/17/32 (b)(d)(g)		100,000	101,046
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		600,273	418,976
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,459	30,706
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.45% 1/17/35 (b)(d)(g)		100,000	99,050
Class F, 1 month U.S. LIBOR + 3.400% 4.55% 1/17/35 (b)(d)(g)		197,000	197,002
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.9617% 2/5/36 (b)(d)(f)(g)		351,967	26
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		126,000	125,041
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.1217% 11/21/40 (b)(d)(f)(g)		1,500,000	885,000
TOTAL ASSET-BACKED SECURITIES
(Cost $4,373,541)			4,172,486

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 17.8047% 1/25/19 (b)(d)(f)		4,928	1,923
Class B4, 17.8047% 1/25/19 (b)(d)(f)		7,494	0
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.542% 12/25/46 (b)(d)		189,000	200,804
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(d)		95,000	101,690
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $283,576)			304,417

Commercial Mortgage Securities - 1.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(d)		100,000	101,776
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		63,000	52,276
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (b)(d)		126,000	115,702
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(d)		191,000	189,805
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.1059% 7/15/30 (b)(d)(g)		105,000	104,429
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		320,171	322,000
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2695% 9/10/46 (b)(d)		250,000	240,670
Claregold Trust Series 2007-2A:
Class G, 5.01% 5/15/44 (b)(d)	CAD	106,238	84,849
Class H, 5.01% 5/15/44 (b)(d)	CAD	235,000	187,475
Class J, 5.01% 5/15/44 (b)(d)	CAD	235,000	187,056
Class K, 5.01% 5/15/44 (b)(d)	CAD	118,000	93,821
Class L, 5.01% 5/15/44 (b)(d)	CAD	421,000	333,996
Class M, 5.01% 5/15/44 (b)(d)	CAD	1,927,737	1,524,361
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	185,276
Series 2013-CR10 Class D, 4.9482% 8/10/46 (b)(d)		200,000	173,824
Series 2013-CR12 Class D, 5.2515% 10/10/46 (b)(d)		250,000	216,595
Series 2013-LC6 Class D, 4.4253% 1/10/46 (b)(d)		113,000	105,007
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7563% 5/10/43 (b)(d)		200,000	200,059
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(d)		223,000	215,051
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.47% 6/15/50 (b)		69,000	62,229
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(d)		100,000	91,034
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.8708% 11/10/46 (b)(d)		580,000	608,811
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.664% 12/25/43 (d)(e)		1,156,048	88,769
Series K012 Class X3, 2.3287% 1/25/41 (d)(e)		654,163	44,862
Series K013 Class X3, 2.9089% 1/25/43 (d)(e)		1,124,000	98,727
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (b)(d)		139,000	139,237
Class FFX, 3.4949% 12/15/34 (b)(d)		244,000	242,373
Class GFX, 3.4949% 12/15/34 (b)(d)		253,000	248,852
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)		26,808	26,956
GS Mortgage Securities Trust:
Series 2011-GC5 Class E, 5.5654% 8/10/44 (b)(d)		63,000	50,771
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)		153,000	131,082
Series 2012-GCJ7:
Class C, 5.8916% 5/10/45 (d)		500,000	525,055
Class D, 5.8916% 5/10/45 (b)(d)		500,000	486,468
Series 2012-GCJ9 Class D, 4.9808% 11/10/45 (b)(d)		157,000	148,793
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	188,717
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		651,000	637,043
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 4.7751% 7/17/34 (b)(d)(g)		101,000	102,023
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (b)(d)		180,000	170,555
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		54,000	47,960
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(d)		641,000	701,216
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(d)		284,000	304,271
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	94,894
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP2 Class E, 4.981% 7/15/42 (d)		42,000	42,214
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.0305% 1/20/41 (b)(d)		192,000	177,440
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8443% 8/15/45 (b)(d)		45,000	43,195
Series 2013-C12 Class D, 4.923% 10/15/46 (b)(d)		250,000	236,195
Series 2013-C7 Class D, 4.3977% 2/15/46 (b)(d)		91,000	84,286
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.51% 4/30/39 (b)(d)		13,474	13,420
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		202,400	196,328
Series 2011-C2:
Class D, 5.6658% 6/15/44 (b)(d)		358,000	370,581
Class E, 5.6658% 6/15/44 (b)(d)		454,000	431,199
Class F, 5.6658% 6/15/44 (b)(d)		343,000	278,965
Class XB, 0.6117% 6/15/44 (b)(d)(e)		12,067,221	214,366
Series 2011-C3 Class G, 5.3268% 7/15/49 (b)(d)		111,000	88,735
Series 2015-MS1 Class D, 4.1643% 5/15/48 (b)(d)		100,000	85,630
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.485% 8/15/34 (b)(d)(g)		189,000	189,000
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		259,743	318,186
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7304% 5/10/45 (b)(d)		120,000	120,984
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class E, 4.9239% 10/15/45 (b)(d)		63,000	46,993
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		70,000	55,607
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3488% 3/15/45 (b)(d)		220,000	168,841
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.001% 4.2467% 11/15/29 (b)(d)(g)		173,540	170,845
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(d)		140,000	107,811
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,163,069)			13,315,547
		Shares	Value

Common Stocks - 12.2%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A		9,600	1,058,496
Wyndham Worldwide Corp.		4,600	484,886
			1,543,382
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (f)		6,300	204,057

TOTAL CONSUMER DISCRETIONARY			1,747,439

FINANCIALS - 0.5%
Capital Markets - 0.0%
Ellington Financial LLC		26,300	415,277
Mortgage Real Estate Investment Trusts - 0.5%
Anworth Mortgage Asset Corp.		17,200	103,372
Arbor Realty Trust, Inc.		30,800	252,560
Dynex Capital, Inc.		22,100	160,667
Five Oaks Investment Corp.		2,244	10,008
Great Ajax Corp.		49,900	703,091
Invesco Mortgage Capital, Inc.		34,200	585,846
MFA Financial, Inc.		190,366	1,667,606
			3,483,150

TOTAL FINANCIALS			3,898,427

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 11.4%
Acadia Realty Trust (SBI)		87,944	2,516,957
American Assets Trust, Inc.		14,300	568,711
American Homes 4 Rent Class A		83,400	1,810,614
American Tower Corp.		5,100	697,068
Apartment Investment & Management Co. Class A		36,200	1,587,732
AvalonBay Communities, Inc.		24,509	4,372,896
Boston Properties, Inc.		25,251	3,102,843
CBL & Associates Properties, Inc. (h)		16,615	139,400
Cedar Realty Trust, Inc.		103,418	581,209
Colony NorthStar, Inc.		92,723	1,164,601
Community Healthcare Trust, Inc.		1,700	45,832
CoreSite Realty Corp.		3,600	402,840
Corporate Office Properties Trust (SBI)		38,700	1,270,521
Corrections Corp. of America		9,800	262,346
DCT Industrial Trust, Inc.		37,717	2,184,569
DDR Corp.		94,060	861,590
DiamondRock Hospitality Co.		94,800	1,038,060
Digital Realty Trust, Inc.		3,500	414,155
Douglas Emmett, Inc.		51,700	2,038,014
Duke Realty Corp.		62,400	1,798,368
Education Realty Trust, Inc.		22,500	808,425
Equinix, Inc.		4,650	2,075,295
Equity Lifestyle Properties, Inc.		48,699	4,143,311
Equity Residential (SBI)		23,013	1,517,247
Essex Property Trust, Inc.		10,922	2,774,516
Extra Space Storage, Inc.		42,822	3,422,334
First Potomac Realty Trust		7,509	83,650
General Growth Properties, Inc.		103,700	2,153,849
Gramercy Property Trust		6,800	205,700
Healthcare Realty Trust, Inc.		41,000	1,325,940
Healthcare Trust of America, Inc.		15,190	452,662
Highwoods Properties, Inc. (SBI)		35,300	1,838,777
Host Hotels & Resorts, Inc.		71,681	1,325,382
Hudson Pacific Properties, Inc.		48,400	1,622,852
Lexington Corporate Properties Trust		76,700	783,874
Mid-America Apartment Communities, Inc.		33,844	3,617,247
Monmouth Real Estate Investment Corp. Class A		1,500	24,285
National Retail Properties, Inc.		3,800	158,308
Omega Healthcare Investors, Inc. (h)		9,100	290,381
Prologis, Inc.		31,977	2,029,260
Public Storage		14,434	3,088,732
Rexford Industrial Realty, Inc.		18,800	538,056
Sabra Health Care REIT, Inc.		35,151	771,213
Safety Income and Growth, Inc.		15,300	285,192
Select Income REIT		5,366	125,672
Senior Housing Properties Trust (SBI)		62,800	1,227,740
Simon Property Group, Inc.		23,173	3,731,085
SL Green Realty Corp.		18,600	1,884,552
Store Capital Corp.		25,700	639,159
Sunstone Hotel Investors, Inc.		83,700	1,345,059
Taubman Centers, Inc.		12,495	621,002
Terreno Realty Corp.		16,654	602,542
Urban Edge Properties		72,173	1,740,813
Ventas, Inc.		77,347	5,037,610
VEREIT, Inc.		57,400	475,846
Washington REIT (SBI)		38,700	1,267,812
Welltower, Inc.		34,225	2,405,333
WP Carey, Inc.		4,600	309,994
WP Glimcher, Inc.		14,000	116,620
			83,725,653
Real Estate Management & Development - 0.0%
Vonovia SE		8,200	348,897

TOTAL REAL ESTATE			84,074,550

TOTAL COMMON STOCKS
(Cost $89,808,212)			89,720,416

Preferred Stocks - 3.1%
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%		42,500	1,083,750
Sutherland Asset Management Corp. 7.00%		6,400	165,568
			1,249,318
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ashford Hospitality Prime, Inc. 5.50%		2,700	54,675
Crown Castle International Corp. Series A 6.875%		200	212,040
Lexington Corporate Properties Trust Series C, 6.50%		15,800	809,257
RLJ Lodging Trust 1.95% (i)		400	11,080
			1,087,052

TOTAL CONVERTIBLE PREFERRED STOCKS			2,336,370

Nonconvertible Preferred Stocks - 2.8%
FINANCIALS - 1.3%
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	510,625
8.25%		500	12,700
AGNC Investment Corp.:
Series B, 7.75%		8,000	208,400
Series C 7.00%		6,600	169,950
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	164,238
Annaly Capital Management, Inc.:
Series C, 7.625%		2,324	58,495
Series D, 7.50%		13,671	345,056
Series E, 7.625%		16,340	414,873
Series F 6.95%		20,000	513,400
Anworth Mortgage Asset Corp. Series A, 8.625%		22,900	591,507
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%		11,647	295,484
Arbor Realty Trust, Inc.:
7.375%		12,320	314,160
Series A, 8.25%		8,989	229,338
Armour Residential REIT, Inc. Series B, 7.875%		5,645	141,069
Cherry Hill Mortgage Investment Corp. Series A 8.20%		4,000	100,640
Chimera Investment Corp. Series B, 8.00%		22,787	603,172
CYS Investments, Inc. Series A, 7.75%		2,162	54,157
Dynex Capital, Inc.:
Series A, 8.50%		20,755	524,064
Series B, 7.625%		10,545	257,825
Invesco Mortgage Capital, Inc.:
7.50%		11,600	289,884
Series A, 7.75%		6,507	163,781
Series B, 7.75%		21,900	561,954
MFA Financial, Inc.:
8.00%		11,262	291,461
Series B, 7.50%		44,227	1,115,847
New York Mortgage Trust, Inc.:
Series B, 7.75%		8,886	222,683
Series C, 7.875%		3,200	80,384
PennyMac Mortgage Investment Trust:
8.125%		5,500	138,710
Series B 8.00%		8,700	218,370
Resource Capital Corp.:
8.25%		1,300	31,915
8.625%		300	7,644
Two Harbors Investment Corp.:
Series A, 8.125%		9,500	255,930
Series B 7.625%		5,600	146,440
Wells Fargo Real Estate Investment Corp. Series A, 6.375%		4,400	115,896
			9,150,052
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Homes 4 Rent:
5.875%		4,308	110,500
Series A, 5.00%		24,600	700,854
Series B, 5.00%		6,720	191,251
Series C, 5.50%		22,592	645,453
Series G 5.875%		3,200	82,432
Ashford Hospitality Trust, Inc. Series H 7.50%		2,500	63,100
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,147	247,282
Series E, 6.625%		2,200	54,054
Cedar Realty Trust, Inc.:
Series B, 7.25%		5,520	139,546
Series C 6.50%		3,500	86,345
City Office REIT, Inc. Series A, 6.625%		479	12,444
Colony NorthStar, Inc.:
Series B, 8.25%		9,191	232,992
Series C, 8.875%		10,582	268,042
Series D, 8.50%		8,486	219,025
Series E, 8.75%		13,700	374,010
Series G, 7.50%		1,300	33,460
Series H, 7.125%		7,200	184,176
Series I 7.15%		12,500	318,251
Series J 7.15% (i)		14,100	353,205
CoreSite Realty Corp. Series A, 7.25%		14,176	361,630
DDR Corp. Series K, 6.25%		5,623	142,530
Digital Realty Trust, Inc. Series G, 5.875%		6,286	158,156
Farmland Partners, Inc. Series B 6.00%		10,000	271,000
General Growth Properties, Inc. Series A, 6.375%		3,847	98,637
Global Medical REIT, Inc. Series A 7.50%		2,100	52,668
Global Net Lease, Inc. Series A 7.25%		6,000	149,880
Investors Real Estate Trust Series C 6.625% (i)		5,000	123,000
iStar Financial, Inc.:
Series D, 8.00%		1,500	37,951
Series E, 7.875%		6,511	163,752
Series F, 7.80%		18,316	460,831
Series G, 7.65%		6,000	152,200
Series I, 7.50%		1,300	32,630
LaSalle Hotel Properties Series I, 6.375%		4,963	127,053
Pebblebrook Hotel Trust Series C, 6.50%		7,058	181,249
Pennsylvania (REIT):
Series B, 7.375%		4,082	103,071
Series D 6.875% (i)		2,500	62,525
Prologis, Inc. Series Q, 8.54%		3,700	247,900
PS Business Parks, Inc. Series T, 6.00%		5,100	128,367
Public Storage:
Series F 5.15%		2,900	73,312
Series G 5.05%		700	17,661
RAIT Financial Trust:
7.125%		12,402	280,905
7.625%		8,860	180,478
Saul Centers, Inc. Series C, 6.875%		14,926	380,788
Spirit Realty Capital, Inc. Series A 6.00% (i)		1,300	32,500
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	251,195
Series C, 7.125%		6,788	173,767
Sun Communities, Inc. Series A, 7.125%		15,940	402,485
Taubman Centers, Inc. Series K, 6.25%		4,319	108,277
UMH Properties, Inc. Series C 6.75%		5,340	142,685
Urstadt Biddle Properties, Inc.:
Series G, 6.75%		6,500	169,819
Series H 6.25%		4,500	116,280
VEREIT, Inc. Series F, 6.70%		42,896	1,103,285
WP Glimcher, Inc.:
Series H, 7.50%		2,898	73,059
Series I, 6.875%		1,402	35,471
			10,913,419
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	187,247
TOTAL REAL ESTATE			11,100,666

TOTAL NONCONVERTIBLE PREFERRED STOCKS			20,250,718

TOTAL PREFERRED STOCKS
(Cost $21,683,307)			22,587,088
		Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 5/8/21 (d)(g)		95,316	95,406
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (d)(g)		218,923	219,471
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (d)(g)		39,900	39,621
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (d)(g)		54,863	55,137
			409,635
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (d)(g)		117,722	114,337

TOTAL CONSUMER DISCRETIONARY			523,972

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (d)(g)		44,887	41,520
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 10/2/23 (d)(g)		73,473	73,814
			115,334
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2306% 12/5/20 (d)(g)		64,167	63,946
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/24/24 (d)(g)		48,905	49,150
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.84% 12/2/21 (d)(g)		90,146	83,836
TOTAL BANK LOAN OBLIGATIONS
(Cost $843,234)			836,238
		Shares	Value

Equity Funds - 25.0%
Fidelity Commodity Strategy Central Fund (j)
(Cost $355,946,892)		28,402,863	183,766,522

Fixed-Income Funds - 26.2%
Fidelity Floating Rate Central Fund (j)
(Cost $193,363,707)		1,865,008	192,394,257
		Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(f)
(Cost $594,368)		500,000	83,750
		Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.09%(k)		8,596,100	8,597,819
Fidelity Securities Lending Cash Central Fund 1.10%(k)(l)		308,068	308,130
TOTAL MONEY MARKET FUNDS
(Cost $8,905,931)			8,905,949
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $905,789,259)			736,263,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(638,596)
NET ASSETS - 100%			$735,624,912

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,693,254 or 2.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 instrument

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security is on loan at period end.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,017
Fidelity Commodity Strategy Central Fund	1,000,045
Fidelity Floating Rate Central Fund	10,412,503
Fidelity Securities Lending Cash Central Fund	223
Total	$11,475,788

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$190,971,039	$27,897,854	$37,621,321	$(13,410,179)	$15,929,129	$183,766,522	26.3%
Fidelity Floating Rate Central Fund	217,242,916	12,174,947	38,087,514	476,263	587,645	192,394,257	11.8%
Total	$408,213,955	$40,072,801	$75,708,835	$(12,933,916)	$16,516,774	$376,160,779

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,747,439	$1,543,382	$--	$204,057
Financials	14,297,797	13,048,479	1,249,318	--
Real Estate	96,262,268	94,927,316	1,334,952	--
Corporate Bonds	12,704,553	--	12,704,553	--
U.S. Government and Government Agency Obligations	207,472,285	--	207,472,285	--
Asset-Backed Securities	4,172,486	--	3,287,459	885,027
Collateralized Mortgage Obligations	304,417	--	302,494	1,923
Commercial Mortgage Securities	13,315,547	--	13,315,547	--
Bank Loan Obligations	836,238	--	836,238	--
Equity Funds	183,766,522	183,766,522	--	--
Fixed-Income Funds	192,394,257	192,394,257	--	--
Preferred Securities	83,750	--	--	83,750
Money Market Funds	8,905,949	8,905,949	--	--
Total Investments in Securities:	$736,263,508	$494,585,905	$240,502,846	$1,174,757

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$8,124,480
Net Realized Gain (Loss) on Investment Securities	7,025,235
Net Unrealized Gain (Loss) on Investment Securities	(2,630,924)
Cost of Purchases	408,148
Proceeds of Sales	(12,722,882)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$204,057
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$37,766

Other Investments in Securities
Beginning Balance	$6,188,696
Net Realized Gain (Loss) on Investment Securities	(8,290,035)
Net Unrealized Gain (Loss) on Investment Securities	8,533,379
Cost of Purchases	-
Proceeds of Sales	(2,179,827)
Amortization/Accretion	(63,642)
Transfers into Level 3	1
Transfers out of Level 3	(3,217,872)
Ending Balance	$970,700
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$288,859

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $295,496) — See accompanying schedule: Unaffiliated issuers (cost $347,572,729)	$351,196,780
Fidelity Central Funds (cost $558,216,530)	385,066,728
Total Investment in Securities (cost $905,789,259)		$736,263,508
Cash		2,000
Receivable for investments sold		986,320
Receivable for fund shares sold		293,844
Dividends receivable		494,022
Interest receivable		830,029
Distributions receivable from Fidelity Central Funds		7,892
Prepaid expenses		1,908
Other receivables		1,800
Total assets		738,881,323
Liabilities
Payable for investments purchased
Regular delivery	$1,708,843
Delayed delivery	154,875
Payable for fund shares redeemed	469,655
Accrued management fee	361,968
Distribution and service plan fees payable	30,285
Other affiliated payables	131,375
Other payables and accrued expenses	91,310
Collateral on securities loaned	308,100
Total liabilities		3,256,411
Net Assets		$735,624,912
Net Assets consist of:
Paid in capital		$943,309,308
Undistributed net investment income		4,132,346
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,290,843)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(169,525,899)
Net Assets		$735,624,912
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($33,948,531 ÷ 3,857,053 shares)		$8.80
Maximum offering price per share (100/96.00 of $8.80)		$9.17
Class M:
Net Asset Value and redemption price per share ($9,722,522 ÷ 1,103,693 shares)		$8.81
Maximum offering price per share (100/96.00 of $8.81)		$9.18
Class C:
Net Asset Value and offering price per share ($24,717,781 ÷ 2,839,600 shares)(a)		$8.70
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($476,943,943 ÷ 53,962,614 shares)		$8.84
Class I:
Net Asset Value, offering price and redemption price per share ($190,292,135 ÷ 21,581,529 shares)		$8.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$4,724,448
Interest		7,161,433
Income from Fidelity Central Funds		11,475,788
Total income		23,361,669
Expenses
Management fee	$4,332,626
Transfer agent fees	1,236,703
Distribution and service plan fees	414,116
Accounting and security lending fees	343,248
Custodian fees and expenses	39,025
Independent trustees' fees and expenses	3,022
Registration fees	93,297
Audit	212,274
Legal	2,156
Interest	91
Miscellaneous	6,936
Total expenses before reductions	6,683,494
Expense reductions	(13,462)	6,670,032
Net investment income (loss)		16,691,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,260,429
Fidelity Central Funds	(12,933,455)
Foreign currency transactions	54,922
Capital gain distributions from Fidelity Central Funds	125,975
Total net realized gain (loss)		(9,492,129)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,113,894)
Fidelity Central Funds	16,515,355
Assets and liabilities in foreign currencies	(118)
Total change in net unrealized appreciation (depreciation)		11,401,343
Net gain (loss)		1,909,214
Net increase (decrease) in net assets resulting from operations		$18,600,851

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,691,637	$16,324,959
Net realized gain (loss)	(9,492,129)	(7,337,821)
Change in net unrealized appreciation (depreciation)	11,401,343	25,214,905
Net increase (decrease) in net assets resulting from operations	18,600,851	34,202,043
Distributions to shareholders from net investment income	(18,611,718)	(17,340,964)
Distributions to shareholders from net realized gain	(997,284)	(1,163,678)
Total distributions	(19,609,002)	(18,504,642)
Share transactions - net increase (decrease)	(50,452,522)	(277,651,425)
Redemption fees	3,437	16,678
Total increase (decrease) in net assets	(51,457,236)	(261,937,346)
Net Assets
Beginning of period	787,082,148	1,049,019,494
End of period	$735,624,912	$787,082,148
Other Information
Undistributed net investment income end of period	$4,132,346	$6,094,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$8.55	$9.25	$9.31	$9.78
Income from Investment Operations
Net investment income (loss)A	.170	.141	.124	.173	.188
Net realized and unrealized gain (loss)	.022	.266	(.668)	.004	(.452)
Total from investment operations	.192	.407	(.544)	.177	(.264)
Distributions from net investment income	(.190)B	(.137)	(.124)	(.169)	(.177)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.202)	(.147)	(.156)	(.237)	(.207)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.80	$8.81	$8.55	$9.25	$9.31
Total ReturnD,E	2.23%	4.82%	(5.98)%	1.91%	(2.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.07%	1.07%	1.05%	1.05%	1.03%
Net investment income (loss)	1.94%	1.66%	1.37%	1.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$33,949	$55,678	$78,112	$123,091	$169,170
Portfolio turnover rateH	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$8.56	$9.27	$9.32	$9.79
Income from Investment Operations
Net investment income (loss)A	.168	.138	.122	.172	.187
Net realized and unrealized gain (loss)	.025	.267	(.677)	.015	(.451)
Total from investment operations	.193	.405	(.555)	.187	(.264)
Distributions from net investment income	(.191)B	(.135)	(.123)	(.169)	(.177)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.203)	(.145)	(.155)	(.237)	(.207)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.81	$8.82	$8.56	$9.27	$9.32
Total ReturnD,E	2.23%	4.79%	(6.08)%	2.02%	(2.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%	1.10%	1.07%	1.06%	1.05%
Expenses net of fee waivers, if any	1.10%	1.10%	1.07%	1.06%	1.05%
Expenses net of all reductions	1.10%	1.10%	1.07%	1.06%	1.05%
Net investment income (loss)	1.91%	1.63%	1.35%	1.82%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$9,723	$12,032	$14,805	$21,127	$25,281
Portfolio turnover rateH	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$8.46	$9.16	$9.22	$9.69
Income from Investment Operations
Net investment income (loss)A	.102	.074	.054	.101	.113
Net realized and unrealized gain (loss)	.023	.257	(.665)	.011	(.449)
Total from investment operations	.125	.331	(.611)	.112	(.336)
Distributions from net investment income	(.123)B	(.073)	(.057)	(.104)	(.105)
Distributions from net realized gain	(.012)B	(.008)	(.032)	(.068)	(.030)
Total distributions	(.135)	(.081)	(.089)	(.172)	(.135)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.70	$8.71	$8.46	$9.16	$9.22
Total ReturnD,E	1.46%	3.93%	(6.73)%	1.22%	(3.48)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of fee waivers, if any	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of all reductions	1.84%	1.84%	1.82%	1.80%	1.80%
Net investment income (loss)	1.17%	.89%	.61%	1.08%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$24,718	$30,211	$41,339	$68,666	$86,037
Portfolio turnover rateH	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$8.59	$9.30	$9.36	$9.83
Income from Investment Operations
Net investment income (loss)A	.194	.164	.147	.201	.216
Net realized and unrealized gain (loss)	.024	.267	(.674)	.005	(.451)
Total from investment operations	.218	.431	(.527)	.206	(.235)
Distributions from net investment income	(.216)B	(.161)	(.151)	(.198)	(.206)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.228)	(.171)	(.183)	(.266)	(.236)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.84	$8.85	$8.59	$9.30	$9.36
Total ReturnD	2.52%	5.09%	(5.77)%	2.22%	(2.41)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%	.81%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.81%	.81%	.79%	.76%	.75%
Expenses net of all reductions	.81%	.80%	.79%	.76%	.75%
Net investment income (loss)	2.21%	1.92%	1.63%	2.12%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$476,944	$511,294	$543,473	$620,530	$679,780
Portfolio turnover rateG	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.57	$9.28	$9.34	$9.81
Income from Investment Operations
Net investment income (loss)A	.194	.164	.148	.194	.208
Net realized and unrealized gain (loss)	.027	.268	(.676)	.005	(.450)
Total from investment operations	.221	.432	(.528)	.199	(.242)
Distributions from net investment income	(.219)B	(.162)	(.150)	(.191)	(.199)
Distributions from net realized gain	(.012)B	(.010)	(.032)	(.068)	(.030)
Total distributions	(.231)	(.172)	(.182)	(.259)	(.229)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.001
Net asset value, end of period	$8.82	$8.83	$8.57	$9.28	$9.34
Total ReturnD	2.56%	5.12%	(5.80)%	2.15%	(2.49)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%	.79%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.80%	.79%	.79%	.82%	.83%
Expenses net of all reductions	.80%	.79%	.79%	.82%	.82%
Net investment income (loss)	2.22%	1.93%	1.64%	2.06%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$190,292	$177,867	$369,782	$368,227	$432,942
Portfolio turnover rateG	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .04% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Strategic Real Return and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.04%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.06%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through the Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,043,627
Gross unrealized depreciation	(193,541,142)
Net unrealized appreciation (depreciation)	$(179,497,515)
Tax Cost	$915,761,023

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,959,344
Capital loss carryforward	$(32,129,955)
Net unrealized appreciation (depreciation) on securities and other investments	$(179,497,663)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,428,474)
No expiration
Short-term	$(3,181,067)
Long-term	(26,520,414)
Total no expiration	$(29,701,481)
Total capital loss carryforward	$(32,129,955)

The tax character of distributions paid was as follows:

	September 30, 2017	September 30, 2016
Ordinary Income	$19,609,002	$18,504,642

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $114,766,134 and $166,636,757, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$110,248	$–
Class M	-%	.25%	27,927	–
Class C	.75%	.25%	275,941	1,056
			$414,116	$1,056

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,078
Class M	477
Class C(a)	2,350
$9,905

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$77,386.18
Class M	23,360.21
Class C	52,841.19
Strategic Real Return	771,714.16
Class I	311,402.15
	$1,236,703

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,554,000.59%		$91

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,560 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $223. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.10%	$861

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,041 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,560.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2017	Year ended September 30, 2016
From net investment income
Class A	$1,028,596	$1,090,055
Class M	248,409	218,066
Class B	–	8,066
Class C	403,580	323,046
Strategic Real Return	11,978,596	9,823,249
Class I	4,952,537	5,878,482
Total	$18,611,718	$17,340,964
From net realized gain
Class A	$72,437	$82,857
Class M	15,287	16,254
Class B	–	1,355
Class C	38,856	36,188
Strategic Real Return	622,788	616,410
Class I	247,916	410,614
Total	$997,284	$1,163,678

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2017	Year ended September 30, 2016	Year ended September 30, 2017	Year ended September 30, 2016
Class A
Shares sold	1,062,716	911,579	$9,311,968	$7,831,009
Reinvestment of distributions	122,440	132,661	1,066,054	1,134,926
Shares redeemed	(3,649,588)	(3,855,190)	(32,105,817)	(32,500,880)
Net increase (decrease)	(2,464,432)	(2,810,950)	$(21,727,795)	$(23,534,945)
Class M
Shares sold	213,277	156,787	$1,863,544	$1,349,526
Reinvestment of distributions	28,743	25,977	250,541	222,757
Shares redeemed	(502,758)	(547,078)	(4,410,137)	(4,649,240)
Net increase (decrease)	(260,738)	(364,314)	$(2,296,052)	$(3,076,957)
Class B
Shares sold	–	24	$–	$206
Reinvestment of distributions	–	1,043	–	8,912
Shares redeemed	–	(178,079)	–	(1,519,694)
Net increase (decrease)	–	(177,012)	$–	$(1,510,576)
Class C
Shares sold	273,902	179,067	$2,375,535	$1,498,593
Reinvestment of distributions	48,876	39,653	421,620	338,940
Shares redeemed	(951,020)	(1,636,989)	(8,239,548)	(13,658,697)
Net increase (decrease)	(628,242)	(1,418,269)	$(5,442,393)	$(11,821,164)
Strategic Real Return
Shares sold	12,281,375	8,263,589	$107,890,625	$70,664,529
Reinvestment of distributions	1,393,039	1,170,951	12,170,645	10,053,269
Shares redeemed	(17,511,563)	(14,891,207)	(153,203,799)	(126,009,813)
Net increase (decrease)	(3,837,149)	(5,456,667)	$(33,142,529)	$(45,292,015)
Class I
Shares sold	9,645,459	4,576,890	$84,519,733	$38,727,759
Reinvestment of distributions	583,669	715,160	5,087,037	6,119,286
Shares redeemed	(8,795,913)	(28,270,773)	(77,450,523)	(237,262,813)
Net increase (decrease)	1,433,215	(22,978,723)	$12,156,247	$(192,415,768)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Class A	1.07%
Actual		$1,000.00	$1,011.20	$5.39
Hypothetical-C		$1,000.00	$1,019.70	$5.42
Class M	1.10%
Actual		$1,000.00	$1,010.20	$5.54
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.84%
Actual		$1,000.00	$1,006.50	$9.26
Hypothetical-C		$1,000.00	$1,015.84	$9.30
Strategic Real Return	.81%
Actual		$1,000.00	$1,012.70	$4.09
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class I	.80%
Actual		$1,000.00	$1,013.00	$4.04
Hypothetical-C		$1,000.00	$1,021.06	$4.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from .03% to .04%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 3.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,885,925 of distributions paid during the period January 1, 2017 to September 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2016 and the total expense ratio of each of Class A, Class M (formerly Class T), Class C, and Class I ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class A, Class M, Class C, and Class I was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of the nature of its investments, which results in higher pricing and bookkeeping and audit fees. The Board noted that the total expense ratio of Class M was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the total expense ratio of Class C was also above the competitive median because of its 1.00% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ARRS-ANN-1117
1.814973.112

Item 2.

Code of Ethics

As of the end of the period, September 30, 2017, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the “Fund”):

Services Billed by Deloitte Entities

September 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$170,000	$200	$5,400	$4,500

September 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$172,000	$200	$5,400	$3,700

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2017A	September 30, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2017A	September 30, 2016A
Deloitte Entities	$375,000	$75,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2017